Other Expense	12 Months Ended
Dec. 31, 2017
Other Expense [Abstract]
Other Expense

NOTE 23 – OTHER EXPENSE

As of December 31, 2017, the amount of $1,495 relating to an allowance for doubtful accounts from Hanjin prior to its bankruptcy, was presented under the caption “Other expense” of the consolidated Statements of Operations.

On January 12, 2017, Navios Partners sold the vessel the MSC Cristina, which was classified as held for sale as of December 31, 2016, to an unrelated third party. The carrying value of the vessel was $125,000 and sale proceeds less costs to sell totaled $123,740. As of December 31, 2017, a loss of $1,260 was recognized under the caption “Other expense” in the consolidated Statements of Operations.